1.Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Organization and Basis of Presentation

Organization and Business

Viking Systems, Inc., (“Viking” or the “Company”) was organized as a corporation in the state of Nevada on May 28, 1998, for the purpose of providing training and curriculum for the information technology industry. During 2001, Viking changed its business focus to the development of software applications, hardware sales and leasing, and training and support. As of December 31, 2002, Viking discontinued its operations.  During 2004, Viking purchased the assets of the visualization technology business of Vista Medical Technologies Inc. (“Vista”), a Delaware corporation, involved in the development, manufacture, and sale of visualization devices for the medical market. The assets acquired from Vista formed the new business direction of Viking in 2004 and are integral to the Company’s current ongoing business. Effective July 25, 2006, the Company changed its domicile from the State of Nevada to the State of Delaware by way of a reincorporation merger. Its Certificate of Incorporation and Bylaws as a Delaware corporation are similar to the Articles of Incorporation and Bylaws that the Company had as a Nevada corporation.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of these financial statements requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenue and expenses.  Management bases its estimates on historical experience and on various other assumptions that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.